28. Segment information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment information

28.	Segment information

Operating segments are defined as components of a company which separate financial information is available that is evaluated regularly by the client operating decision maker in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is the Chairman, Mr. Peng. Based on the financial information presented to and reviewed by the chief operating decision maker, the Group has determined that it has a single operating and reporting segment: solar energy products and services. The types of products and services in this single segment primarily include: (i) Sales of PV components, (ii) Sales of pre-development solar project, (iii) Sales of PV project assets, (iv) Electricity revenue under PPAs, (v) Bitcoin mining equipment sale and hosting service, (vi) Others.

Net sales by major product and services are as follows:

	For the years ended December 31,
	2018	2017	2016
Sales of PV components	$93,547	$111,795	$86,477
Sales of pre-development solar project	15,794	–	–
Sales of PV project assets	10,809	6,042	14,914
Electricity revenue with PPAs	3,043	2,793	12,311
Bitcoin mining equipment sale and hosting service	1,052	–	–
Others	1,337	890	900
	$125,582	$121,520	$114,602

Net sales by geographic location are as follows:

	For the years ended December 31,
Location (a)	2018	2017	2016
United Kingdom	$932	$6,903	$694
Australia	91,381	112,174	81,241
United States	18,721	–	6,622
Greece	378	–	8,737
Japan	12,437	511	12,893
Italy	1,733	1,932	1,740
Germany	–	–	2,675
	$125,582	$121,520	$114,602

(a)	Sales are attributed to countries based on location of customers.

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	December 31, 2018	December 31, 2017
Greece	$2,637	$2,997
United States	16,368	16,368
Italy	9,038	9,952
Japan	–	–
UK	9,642	10,578
Australia	2,285	2,853
Germany	–	–
	$39,970	$42,748